The Company and Significant Accounting Policies: (Details Text) (USD $) In Millions, unless otherwise specified	Mar. 31, 2014
The Company and Significant Accounting Policies: [Abstract]
cash and marketable securities	$ 2.0
Fair value of equipment	19
Convertible notes	25.3
Accounts payable and accrued expense	1.0
Notes with extended maturity	25.3
Maximum additional notes to be issued	12
Equipment	29
Net realizable value of equipment	$ 19